Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The accompanying consolidated financial statements include the accounts of Teletronics International, Inc. and its subsidiary. All significant intercompany transactions and balances were eliminated in consolidation.

Equity investment in which the Company exercises significant influence, but does not control and is not the primary beneficiary, is accounted for using the equity method. Under this method, the Company increase (decrease) the carrying value of the Company’s investment by the proportionate share of the investee’s earnings (losses). If losses exceed the carrying value of the investment, losses are then applied against any advances to the investee, including any commitment to provide financial support, until those amounts are reduced to zero. Commitments to provide financial support include formal guarantees, implicit arrangements, reputational expectations, intercompany relationships or a consistent past history of providing financial support. The equity method is then suspended until the investee has earnings. Any proportionate share of investee earnings is first applied to the share of accumulated losses not recognized during the period the equity method was suspended. The Company’s share of its equity method investee earning or loss is included in consolidated statements of operations and comprehensive loss. Where the Company transacts with its equity investment, unrealized profits and losses are eliminated to the extent of the Company’s interest in the investment. Balances outstanding between the Company and equity accounted investment in which it has an interest are not eliminated in the unaudited consolidated balance sheet.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amount of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. However, actual results could differ materially from those results.

Segment Information

ASC 280 requires use of the “management approach” model for segment reporting. The management approach model is based on how the company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

During the six months ended June 30, 2014 and 2013, the Company operated in two reportable business segments: (1) Teletronics (Beijing) Science & Technology Co., Ltd., the operations of which are located in the PRC. All revenues are derived from customers in the PRC. All of the operating assets are located in the PRC. (2) Teletronics International, Inc., the operations of which are conducted in the USA. The Company’s reportable segments are segregated based on geographical locations.

Information with respect to these reportable business segments for the six months and three months ended June 30, 2014 and 2013 were as follows:

	For the Six Months Ended June 30,		For the Three Months Ended June 30,
	2014	2013	2014	2013
Revenue	$919,057	$1,202,094	$585,633	$915,948
USA	482,690	630,985	363,999	347,363
PRC	436,367	571,109	221,634	568,585

Cost of revenue	$243,916	$437,118	153,255	307,697
USA	177,713	335,721	124,743	206,401
PRC	66,203	101,397	28,512	101,296

Net income (loss)	$(328,817)	$(45,036)	(123,610)	132,852
USA	(491,709)	(312,239)	(177,869)	(151,220)
PRC	162,892	267,203	54,259	284,072

Asset information by reportable segment is not reported to or reviewed by the chief operating decision maker and, therefore, the Company has not disclosed asset information for each reportable segment.

Revenues derived from USA and PRC segment were in approximate amount $483 thousand and $436 thousand for the six months ended June 30, 2014, respectively. The majority revenue of PRC consisted of technical and training from general, wireless, project-based services, and yearly licensing that were provided to its 20% unconsolidated investee. The majority revenue of USA segment consisted of wireless technology systems through normal distribution.

Revenue Recognition

Revenue from sales of products to customers is recognized when (1) persuasive evidence of an arrangement exists, (2) delivery of the product has occurred or the services have been performed, (3) the selling price is fixed or determinable, and (4) collectability of the resulting receivable is reasonably assured, net of returns, trade discounts and allowances.

Product revenue is generated predominantly from the sales of various types of microelectronic products. For arrangements other than certain long-term contracts, revenue (including shipping and handling fees) is recognized when products are shipped and title has passed to the customer. If title does not pass until the product reaches the customer’s delivery site, recognition of the revenue is deferred until that time. A provision for such estimated returns is recorded at the time revenues are recognized. For transactions that include customer-specified acceptance criteria, including those where acceptance is required upon achievement of performance milestones, revenue is recognized after the acceptance criteria have been met.

Service revenue is recognized when specific milestones are reached or as service is provided if there are no discernible milestones.

Advertising Expense

Advertising costs are expensed as incurred. Advertising expense amounted to $3,025 and $3,050 for the six-month ended June 30, 2014 and 2013.

Shipping and Handling Costs

The Company records all charges for outbound shipping and handling as revenue. All corresponding shipping and handling costs are classified as cost of revenue and amounted to $41,300 and $12,974 for the six-month ended June 30, 2014 and 2013.

Cost of Revenue

The cost of revenue consists of all costs of purchase, costs of conversion, shipping and handling costs, any cost related to inventory adjustment, which includes write downs of excess and obsolete inventory, and cost related to service performed, including salaries expense and reimbursement.

Research and Development Costs

Research and development costs are expensed as incurred. Costs include payroll, employee benefits, supplies, and overhead costs associated with research and development activities. Research and development expenses incurred for the six-month ended June 30, 2014 and 2013 amounted to $3,783 and $6,290.

Product Warranties

The warranty costs may be incurred to remedy deficiencies of quality or performance of the products generally ranging up to one year from the date of sales. Historically these costs have not been significant and the Company has not provided for them. The Company periodically reviews the extent of these costs, and will provide for such amounts should they become significant.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid instruments purchased with original maturities of three months or less and money market accounts to be cash equivalents.

Restricted Cash

The Company had $200,055 and $199,847 of restricted cash which was classified as a non-current asset at June 30, 2014 and December 31, 2013. Restricted cash normally consists of cash deposited into third party banks with certain period of time restrictions for various business purposes, which may include contract performance bonds, registered capital bonds required by governmental authorities, etc. The restrictions expire when related obligations are fulfilled. The cash is held in custody by the issuing bank, is restricted as to withdrawal or use, and is currently invested in a certificate of deposit. Income from these investments is paid to the Company.

Accounts Receivable

Accounts receivable are carried at original invoice amount less the allowance for doubtful accounts based on a review of all outstanding amounts at year end. Management determines the allowance for doubtful accounts based on a combination of write-off history, aging analysis, and any specific known troubled accounts. Trade receivables are written off when deemed uncollectible.

Inventories

The Company’s inventories are stated at lower-of-cost-or-market value. Cost is determined using the weighted-average method. The Company periodically reviews the market price to write down the inventory cost. The Company recorded $225,581 and $469,082 of inventory valuation reserve for obsolescence and LCM inventory adjustments as of June 30, 2014 and December 31, 2013.

Investments

Debt securities which the Company has the positive intent and ability to hold to maturity are reported as held-to-maturity securities. Securities in this category are stated at cost, adjusted for amortization of premiums and accretion of discounts over their remaining lives. Trading account securities are stated at fair value with unrealized gains and losses included in income. Securities not classified as either held-to-maturity or trading account securities are classified as available-for-sale securities and are reported at fair value. Realized gains and losses on the disposition of securities and declines in value judged to be other than temporary are computed using the average cost method and included in income.

Other investments include equity securities that are not publicly traded. These investments are recorded at cost. A decline in the value of other investments below cost that is deemed to be other than temporary is charged to earnings, resulting in a new cost basis for that investment.

Property and Equipment

Property and equipment are recorded at cost. Major improvements are capitalized, while maintenance and repairs are charged to expense as incurred. Gains and losses from disposition of property and equipment are included in income and expense when realized. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Research and development equipment	5-7 years
Machinery and equipment	5-7 years
Furniture and fixtures	7 years
Vehicles	5 years

Fair Value of Financial Instruments

The Company is required to disclose the estimated fair value of certain assets and liabilities in accordance with ASC-825-10, “Financial Instruments”. As of June 30, 2014 and December 31, 2013, the Company believes that the carrying value of cash and cash equivalents, restricted cash, investments, accounts receivable, accounts payable, accrued expenses, and convertible debentures approximate fair value due to the short maturity of theses financial instruments and are based on quoted price in active markets (inputs based on quoted market prices for identical assets or liabilities in active markets at the measurement date).

Long-lived Assets

In accordance with ASC 360, “Property, Plant, and Equipment,” the Company reviews for impairment of long-lived assets and certain identifiable intangibles whenever events or circumstances indicate that the carrying amount of assets may not be recoverable. The Company considers the carrying value of assets may not be recoverable based upon our review of the following events or changes in circumstances: the asset’s ability to continue to generate income from operations and positive cash flow in future periods; loss of legal ownership or title to the assets; significant changes in our strategic business objectives and utilization of the asset; or significant negative industry or economic trends. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset are less than its carrying amount.

As of June 30, 2014 and December 31, 2013, the Company was not aware of any events or changes in circumstances that would indicate that the long-lived assets are impaired.

Income Taxes

The Company accounts for income taxes under ASC topic 740, Income Taxes, ASC topic 740 defines an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. ASC topic 740 further requires that a tax position must be more likely than not to be sustained before being recognized in the financial statements, as well as the accrual of interest and penalties as applicable on unrecognized tax positions.

Deferred income taxes are recognized for the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each period end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes represents the tax payable for the period, if any, and the change during the period in deferred tax assets and liabilities.

Valuation allowance are recorded when it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred income taxes.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable and other receivables arising from its normal business activities. The Company has a diversified customer base. The Company controls credit risk related to accounts receivable through credit approvals, credit limits and monitoring procedures. The Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk, establishes an allowance, if required, for un-collectible accounts and, as a consequence, believes that its accounts receivable related credit risk exposure beyond such allowance is limited.

The Company maintains its cash balances at various banks in the U.S. The standard insurance amount is $250,000 per depositors under the Federal Deposit Insurance Corporation (FDIC)’s general deposit insurance rules. At June 30, 2014 and December 31, 2013, uninsured cash balances in any domestic U.S. financial institution were $0 and $133,840.

Net Income (Loss) per Share

The Company calculates its basic and diluted earnings per share in accordance with ASC 260. Basic earnings per share are calculated by dividing net income by the weighted average number of common shares outstanding for the period. Diluted earnings per share are calculated by adjusting the weighted average outstanding shares to assume conversion of all potentially dilutive warrants and options and convertible securities. Because the Company incurred losses for the six months ended June 30, 2014 and 2013, the numbers of basic and diluted shares of common stock are the same since any effect from outstanding convertible debentures and stock options would be anti-dilutive.

The following table sets forth the computation of basic and diluted income per common share:

	Six Months ended June 30,		Three Months ended June 30,
	2014	2013	2014	2013
Net income (loss)	$(328,817)	$(45,036)	$(123,610)	$132,852

Weighted-average shares of common stock outstanding
Basic	17,595,062	15,927,562	17,595,062	15,927,562
Dilutive effect of stock options, convertible debentures and interest payable	-	-	-	1,410,884
Diluted	17,595,062	15,927,562	17,595,062	17,338,446

Earnings per share
Basic	$(0.02)	$(0.00)	$(0.01)	$0.01
Diluted	$(0.02)	$(0.00)	$(0.01)	$0.01

Comprehensive Income (Loss)

The Company follows ASC 220, “Comprehensive Income” to recognize the elements of comprehensive income. Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive income (loss) for the six-month ended June 30, 2014 and 2013 included net income (loss) and income (loss) from foreign currency translation.

Related Party Transactions

FASB ASC Topic 850, “Related Party Disclosures” provides disclosure requirements for related party transactions and certain common control relationships. A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities including such person’s immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Translation Adjustment

The Company’s financial statements are presented in the U.S. dollar ($), which is the Company’s reporting and functional currency. The functional currency of the Company’s subsidiary is RMB (¥). Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of transaction. Any differences between the initially recorded amount and the settlement amount are recorded as a gain or loss on foreign currency transaction in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currency are translated at the functional currency rate of exchange prevailing at the balance sheet date. Any differences are taken to profit or loss as a gain or loss on foreign currency translation in the statements of operations.

In accordance with ASC 830, Foreign Currency Matters, the Company translates the assets and liabilities into U.S. dollars using the rate of exchange prevailing at the balance sheet date and the statements of operations and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from RMB into U.S. dollar are recorded in stockholders’ equity as part of accumulated other comprehensive income. The exchange rates used for interim financial statements in accordance with ASC 830, Foreign Currency Matters, are as follows:

June 30, 2014	Average Rate for the six months	Exchange Rate at six-month end
RMB (¥)	RMB 6.14411	RMB 6.1577
United States dollar ($)	$1.00	$1.00

December 31, 2013	Average Rate for the year	Exchange Rate at year end
RMB (¥)	RMB 6.19817	RMB 6.114
United States dollar ($)	$1.00	$1.00

June 30, 2013	Average Rate for the six months	Exchange Rate at six-month end
RMB (¥)	RMB 6.24794	RMB 6.1882
United States dollar ($)	$1.00	$1.00

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIEIS

Principles of consolidation

The accompanying consolidated financial statements include the accounts of Teletronics International, Inc. and its subsidiary. All significant intercompany transactions and balances were eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amount of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. However, actual results could differ materially from those results.

Segment Information

ASC 280 requires use of the “management approach” model for segment reporting. The management approach model is based on how the company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

During the years ended December 31, 2013 and 2012, the Company operated in two reportable business segments: (1) Teletronics (Beijing) Science & Technology Co., Ltd., the operations of which are located in the PRC. All revenues are derived from customers in the PRC. All of the operating assets are located in the PRC. (2) Teletronics International, Inc., the operations of which are conducted in the USA. The Company’s reportable segments are segregated based on geographical locations.

Information with respect to these reportable business segments for the years ended December 31, 2013 and 2012 were as follows:

	For the Years Ended December 31,
	2013	2012
Revenue	$2,380,814	$2,024,969
USA	1,381,613	2,024,969
PRC	999,201	-

Cost of revenue	$858,762	$947,759
USA	653,169	947,759
PRC	205,593	-

Net loss	$(129,514)	$(606,292)
USA	(473,372)	(595,355)
PRC	343,858	(10,937)

Asset information by reportable segment is not reported to or reviewed by the chief operating decision maker and, therefore, the Company has not disclosed asset information for each reportable segment.

Revenues derived from USA and PRC segment were in approximate amount $1.3 million and $1 million for the year ended December 31, 2013, respectively. The majority revenue of PRC consisted of technical and training from general, wireless, project-based services, and yearly licensing that were provided to its 20% unconsolidated investee. The profit margin of PRC segment is substantially higher due to extremely low related costs. Majority of cost only involved costs of labor and minor purchase of inventory. The majority revenue of USA segment consisted of wireless technology systems through normal distribution.

Revenue Recognition

Revenue from sales of products to customers is recognized when (1) persuasive evidence of an arrangement exists, (2) delivery of the product has occurred or the services have been performed, (3) the selling price is fixed or determinable, and (4) collectability of the resulting receivable is reasonably assured, net of returns, trade discounts and allowances.

Product revenue is generated predominantly from the sales of various types of microelectronic products. For arrangements other than certain long-term contracts, revenue (including shipping and handling fees) is recognized when products are shipped and title has passed to the customer. If title does not pass until the product reaches the customer’s delivery site, recognition of the revenue is deferred until that time. A provision for such estimated returns is recorded at the time revenues are recognized. For transactions that include customer-specified acceptance criteria, including those where acceptance is required upon achievement of performance milestones, revenue is recognized after the acceptance criteria have been met.

Service revenue is derived from extended warranty and customer support. Service revenue is deferred and recognized over the contractual term or as services are rendered and accepted by the customer. In addition, the four revenue recognition criteria described above must be met before service revenue is recognized.

Advertising Expense

Advertising costs are expensed as incurred. Advertising expense amounted to $6,654 and $15,183 for the years ended December 31, 2013 and 2012.

Shipping and Handling Costs

The Company records all charges for outbound shipping and handling as revenue. All corresponding shipping and handling costs are classified as cost of revenue and amounted to $25,409 and $77,166 for the years ended December 31, 2013 and 2012.

Cost of Revenue

The cost of revenue includes all costs of purchase, costs of conversion, as well as shipping and handling costs, and any cost related inventory adjustment, including write downs for excess and obsolete inventory.

Research and Development Costs

Research and development costs are expensed as incurred. Costs include payroll, employee benefits, supplies, and overhead costs associated with research and development activities. Research and development expenses incurred for the years ended December 31, 2013 and 2012 amounted to $7,255 and $19,113.

Product Warranties

The warranty costs may be incurred to remedy deficiencies of quality or performance of the products generally ranging up to one year from the date of sales. Historically these costs have not been significant and the Company has not provided for them. The Company periodically reviews the extent of these costs, and will provide for such amounts should they become significant.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid instruments purchased with original maturities of three months or less and money market accounts to be cash equivalents.

Restricted Cash

The Company had $199,847 and $199,895 of restricted cash which was classified as a non-current asset at December 31, 2013 and 2012. Restricted cash normally consists of cash deposited into third party banks with certain period of time restrictions for various business purposes, which may include contract performance bonds, registered capital bonds required by governmental authorities, etc. The restrictions expire when related obligations are fulfilled. The cash is held in custody by the issuing bank, is restricted as to withdrawal or use, and is currently invested in a certificate of deposit. Income from these investments is paid to the Company.

Accounts Receivable

Accounts receivable are carried at original invoice amount less the allowance for doubtful accounts based on a review of all outstanding amounts at year end. Management determines the allowance for doubtful accounts based on a combination of write-off history, aging analysis, and any specific known troubled accounts. Trade receivables are written off when deemed uncollectible.

Inventories

The Company’s inventories are stated at lower-of-cost-or-market value. Cost is determined using the weight-average method. The Company periodically reviews the market price to write down the inventory cost. The Company recorded $469,082 and $406,355 of inventory valuation reserve for obsolescence and LCM inventory adjustments for the years ended December 31, 2013 and 2012.

Investments

Debt securities which the Company has the positive intent and ability to hold to maturity are reported as held-to-maturity securities. Securities in this category are stated at cost, adjusted for amortization of premiums and accretion of discounts over their remaining lives. Trading account securities are stated at fair value with unrealized gains and losses included in income. Securities not classified as either held-to-maturity or trading account securities are classified as available-for-sale securities and are reported at fair value. Realized gains and losses on the disposition of securities and declines in value judged to be other than temporary are computed using the average cost method and included in income.

Other investments include equity securities that are not publicly traded. These investments are recorded at cost. A decline in the value of other investments below cost that is deemed to be other than temporary is charged to earnings, resulting in a new cost basis for that investment.

Property and Equipment

Property and equipment are recorded at cost. Major improvements are capitalized, while maintenance and repairs are charged to expense as incurred. Gains and losses from disposition of property and equipment are included in income and expense when realized. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Research and development equipment	5-7 years
Machinery and equipment	5-7 years
Furniture and fixtures	7 years
Vehicles	5 years

Fair Value of Financial Instruments

The Company is required to disclose the estimated fair value of certain assets and liabilities in accordance with ASC-825-10, “Financial Instruments”. As of December 31, 2013 and 2012, the Company believes that the carrying value of cash and cash equivalents, restricted cash, investments, accounts receivable, accounts payable, accrued expenses, and convertible debentures approximate fair value due to the short maturity of theses financial instruments and are based on quoted price in active markets (inputs based on quoted market prices for identical assets or liabilities in active markets at the measurement date).

Long-lived Assets

In accordance with ASC 360, “Property, Plant, and Equipment,” the Company reviews for impairment of long-lived assets and certain identifiable intangibles whenever events or circumstances indicate that the carrying amount of assets may not be recoverable. The Company considers the carrying value of assets may not be recoverable based upon our review of the following events or changes in circumstances: the asset’s ability to continue to generate income from operations and positive cash flow in future periods; loss of legal ownership or title to the assets; significant changes in our strategic business objectives and utilization of the asset; or significant negative industry or economic trends. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset are less than its carrying amount.

As of December 31, 2013 and 2012, the Company was not aware of any events or changes in circumstances that would indicate that the long-lived assets are impaired.

Income Taxes

The Company accounts for income taxes under ASC topic 740, Income Taxes, ASC topic 740 defines an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. ASC topic 740 further requires that a tax position must be more likely than not to be sustained before being recognized in the financial statements, as well as the accrual of interest and penalties as applicable on unrecognized tax positions.

Deferred income taxes are recognized for the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each period end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes represents the tax payable for the period, if any, and the change during the period in deferred tax assets and liabilities.

Valuation allowance are recorded when it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred income taxes.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable and other receivables arising from its normal business activities. The Company has a diversified customer base. The Company controls credit risk related to accounts receivable through credit approvals, credit limits and monitoring procedures. The Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk, establishes an allowance, if required, for un-collectible accounts and, as a consequence, believes that its accounts receivable related credit risk exposure beyond such allowance is limited.

The Company maintains its cash balances at various banks in the U.S. All funds in a noninterest-bearing transaction account are insured in full by the Federal Deposit Insurance Corporation (FDIC) from December 31, 2011 through December 31, 2012. As of December 31, 2012, there was no cash balance in bank uninsured by FDIC. Beginning January 1, 2013, the Federal Deposit Insurance Corporation (FDIC) will no longer provide unlimited deposit insurance coverage to funds in a noninterest-bearing transaction account. The standard insurance amount is $250,000 per depositors under the FDIC’s general deposit insurance rules. At December 31, 2013, uninsured cash balances in any domestic U.S. financial institution was $133,840.

Net Income (Loss) per Share

The Company calculates its basic and diluted earnings per share in accordance with ASC 260. Basic earnings per share are calculated by dividing net income by the weighted average number of common shares outstanding for the period. Diluted earnings per share are calculated by adjusting the weighted average outstanding shares to assume conversion of all potentially dilutive warrants and options and convertible securities. Because the Company incurred losses for the years ended December 31, 2013 and 2012, the numbers of basic and diluted shares of common stock are the same since any effect from outstanding convertible debentures would be anti-dilutive.

The following table sets forth the computation of basic and diluted income per common share:

Years ended December 31,	2013	2012
Net loss	$(129,514)	$(606,292)

Weighted-average shares of common stock outstanding
Basic	15,997,528	15,927,562
Dilutive effect of convertible debentures and interest payable	-	-
Diluted	15,997,528	15,927,562

Earnings per share
Basic	$(0.01)	$(0.04)
Diluted	$(0.01)	$(0.04)

Comprehensive Income (Loss)

The Company follows ASC 220, “Comprehensive Income” to recognize the elements of comprehensive income. Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the Company, comprehensive income (loss) for the years ended December 31, 2013 and 2012 included net income (loss) and income (loss) from foreign currency translation adjustments and unrealized gain on investment.

Related Party Transactions

FASB ASC Topic 850, “Related Party Disclosures” provides disclosure requirements for related party transactions and certain common control relationships. A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities including such person’s immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Translation Adjustment

The Company’s financial statements are presented in the U.S. dollar ($), which is the Company’s reporting and functional currency. The functional currency of the Company’s subsidiary is RMB (¥). Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of transaction. Any differences between the initially recorded amount and the settlement amount are recorded as a gain or loss on foreign currency transaction in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currency are translated at the functional currency rate of exchange prevailing at the balance sheet date. Any differences are taken to profit or loss as a gain or loss on foreign currency translation in the statements of operations.

In accordance with ASC 830, Foreign Currency Matters, the Company translates the assets and liabilities into U.S. dollars using the rate of exchange prevailing at the balance sheet date and the statements of operations and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from RMB into U.S. dollar are recorded in stockholders’ equity as part of accumulated other comprehensive income. The exchange rates used for interim financial statements in accordance with ASC 830, Foreign Currency Matters, are as follows:

December 31, 2013	Average Rate for the year	Exchange Rate at year end
RMB (¥)	RMB 6.19817	RMB 6.114
United States dollar ($)	$1.00	$1.00

December 31, 2012	Average Rate for the year	Exchange Rate at year end
RMB (¥)	RMB 6.31984	RMB 6.3161
United States dollar ($)	$1.00	$1.00